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                                                  Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-81151

            SUPPLEMENT DATED JANUARY 18, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
                            DATED NOVEMBER 30, 2001


The second paragraph of the section of the Prospectus titled "THE FUND-Fund Management" is hereby replaced by the following:

      The Fund's portfolio is managed by the Small/Mid-Cap Growth team. Current members of the team include Dennis Lynch and John Roscoe, Vice Presidents of the Investment Manager, and David P. Chu, an Executive Director of the Investment Manager.